Finance Expenses - Summary of Finance Expenses and Interest Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest costs [abstract]
Trade and other payables	₩ 200,440	₩ 204,078	₩ 213,765
Short-term borrowings	376,066	145,201	42,371
Long-term borrowings	407,915	204,037	115,141
Debt securities	3,634,680	2,388,517	1,728,588
Other financial liabilities	614,332	472,248	384,423
Interest expense (before capitalizing borrowing costs)	5,233,433	3,414,081	2,484,288
Less: Capitalized borrowing costs	(781,774)	(595,535)	(569,831)
Interest expense	4,451,659	2,818,546	1,914,457
Losses on sale of financial assets	1	1,841	1,045
Losses on valuation of financial assets at fair value through profit or loss	24,015	44,329	5,480
Losses on valuation of derivatives	148,412	371,038	37,017
Losses on transaction of derivatives	178,959	205,162	40,818
Losses on foreign currency translation	491,782	934,005	1,159,334
Losses on foreign currency transaction	49,677	346,711	83,558
Losses on repayment of financial liabilities	0	15	10
Others	2,513	25,144	4,058
Total Finance Expense	₩ 5,347,018	₩ 4,746,791	₩ 3,245,777